GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
[custom:FiniteLivedIntangibleAssetUsefulLife1]	7 to 16 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 25,514	$ 25,514